Financing Receivables and Operating Lease Equipment	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Financing Receivables and Operating Lease Equipment [Abstract]
Financing Receivables and Operating Lease Equipment
Note 8 – Financing Receivables and Operating Lease Equipment
Financing receivables and operating lease equipment, net consisted of the following:

	June 30 2024	December 31 2023
Financing receivables:
Investment in sales-type leases	$461	$556
Notes	89	102

Total financing receivables	550	658
Less allowance for losses on receivables	16	51

Financing receivables, net	534	607
Operating lease equipment, at cost, less accumulated depreciation of $70 and $70	311	352

Total	$845	$959

Financing arrangements typically range in terms from 1 to 12 years and may include options to extend or terminate. Certain leases include provisions to allow the lessee to purchase the underlying aircraft at a specified price. At June 30, 2024 and December 31, 2023, $14 and $44 were determined to be uncollectible financing receivables and placed on non-accrual
status. The allowance for losses on financing receivables decreased primarily due to cash collections during the six months ended June 30, 2024.
The components of investment in sales-type leases consisted of the following:

	June 30 2024	December 31 2023
Gross lease payments receivable	$585	$697
Unearned income	(130)	(162)

Net lease payments receivable	455	535
Unguaranteed residual assets	6	21

Total	$461	$556

Financing interest income received for the six months ended June 30, 2024 and 2023, was $4 and $62. Financing interest income received for the three months ended June 30, 2024 and 2023, was $2 and $58.

Our financing receivable balances at June 30, 2024 by internal credit rating category and year of origination consisted of the following:

Rating categories	Current	2023	2022	2021	2020	Prior	Total
BBB	$10	$70	$30	$190	$97	$50	$447
B						89	89
CCC				14			14

Total carrying value of financing receivables	$10	$70	$30	$204	$97	$139	$550

At June 30, 2024, our allowance for losses related to receivables with ratings of CCC, B and BBB. We applied default rates that averaged 100.0%, 0.0% and 0.4%, respectively, to the exposure associated with those receivables.
Financing Receivables Exposure
The majority of our financing receivables and operating lease equipment portfolio is concentrated in the following aircraft models:

	June 30 2024	December 31 2023
717 Aircraft (Accounted for as sales type leases)	$447	$478
747-8 Aircraft (Accounted for as sales-type leases)	104	129
737 Aircraft ($112 and $148 accounted for as operating leases)	112	156
777 Aircraft (Accounted for as operating leases)	188	194
747-400 Aircraft (Accounted for as sales-type leases)		43

Operating lease equipment primarily includes large commercial jet aircraft.
Lease income recorded in Sales of services on the Condensed Consolidated Statements of Operations for the six months ended June 30, 2024 and 2023, included $21 and $29 of interest income from sales-type leases and $32 and $27 from operating lease payments. Lease income recorded in Sales of services on the Condensed Consolidated Statements of Operations for the three months ended June 30, 2024 and 2023, included $11 and $14 of interest income from sales-type leases and $14 and $16 from operating lease payments.
Variable lease payments for sales-type leases recognized in interest income for the six and three months ended June 30, 2024 and 2023, were insignificant. Variable lease payments on operating leases for the six and three months ended June 30, 2024 and 2023, were insignificant.
Profit at the commencement of sales-type leases was recorded in Sales of services for the six months ended June 30, 2024 and 2023, in the amount of $4 and $20. Profit at commencement of sales-type leases was recorded in Sales of services for the three months ended June 30, 2024 and 2023, was $4 and $8.

Note 9 – Financing Receivables and Operating Lease Equipment
Financing receivables and operating lease equipment, net consisted of the following at December 31:

	2023	2022
Financing receivables:
Investment in sales-type leases	$556	$804
Notes	102	385

Total financing receivables	658	1,189
Less allowance for losses on receivables	51	55

Financing receivables, net	607	1,134
Operating lease equipment, at cost, less accumulated depreciation of $70 and $76	352	470

Total	$959	$1,604

Financing arrangements typically range in terms from 1 to 12 years and may include options to extend or terminate. Certain leases include provisions to allow the lessee to purchase the underlying aircraft at a specified price. At December 31, 2023 and 2022, $44 and $405 were determined to be uncollectible financing receivables and placed on non-accrual
status. The allowance for losses on receivables remained largely unchanged during the year ended December 31, 2023.
The components of investment in sales-type leases at December 31 were as follows:

	2023	2022
Gross lease payments receivable	$697	$924
Unearned income	(162)	(206)

Net lease payments receivable	535	718
Unguaranteed residual assets	21	86

Total	$556	$804

Financing interest income received for the years ended December 31, 2023 and 2022 was $108 and $13.
Financing receivables that were past due as of December 31, 2023 totaled $9.
Our financing receivable balances at December 31, 2023 by internal credit rating category and year of origination consisted of the following:

Rating categories	Current	2022	2021	2020	2019	Prior	Total
BBB						$13	$13
BB	$73	$32	$198	$103	$36	53	495
B					12	94	106
CCC			35			9	44

Total carrying value of financing receivables	$73	$32	$233	$103	$48	$169	$658

At December 31, 2023, our allowance for losses related to receivables with ratings of CCC, B, BB and BBB. We applied default rates that averaged 100.0%, 0.0%, 2.4% and 0.1%, respectively, to the exposure associated with those receivables.
Financing Receivables Exposure
The majority of our financing receivables and operating lease equipment portfolio is concentrated in the following aircraft models at December 31:

	2023	2022
717 Aircraft ($0 and $45 accounted for as operating leases)	$478	$563
747-8 Aircraft (Accounted for as sales-type leases)	129	394
737 Aircraft ($148 and $174 accounted for as operating leases)	156	186
777 Aircraft ($194 and $209 accounted for as operating leases)	194	209
MD-80 Aircraft (Accounted for as sales-type leases)		96
757 Aircraft (Accounted for as sales-type leases)		107
747-400 Aircraft (Accounted for as sales-type leases)	43	46

Operating lease equipment primarily includes large commercial jet aircraft.
Impairment charges related to operating lease assets were $0, $7, and $31 for the years ended December 31, 2023, 2022 and 2021.
Lease income recorded in Sales of services on the Consolidated Statements of Operations for the years ended December 31, 2023, 2022 and 2021 included $55, $69, and $54 of interest income from sales-type leases, and $60, $65, and $68 from operating lease
payments
. Profit at the commencement of sales-type leases was recorded in Sales of services for the years ended December 31, 2023, 2022 and 2021 in the amount of $32, $28, and $78.

As of December 31, 2023, undiscounted cash flows for notes receivable, sales-type and operating leases over the next five years and thereafter are as follows:

	Notes receivable	Sales-type leases	Operating leases
Year 1	$17	$149	$69
Year 2	9	102	61
Year 3	10	109	52
Year 4	11	127	47
Year 5	12	137	45
Thereafter	43	73	48

Total financing receipts	102	697	322
Less imputed interest		(162)
Estimated unguaranteed residual values		21

Total	$102	$556	$322

At December 31, 2023 and December 31, 2022, unguaranteed residual values were $21 and $86.